Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

(U.S. Dollars in thousands)	Vessel & equipment	Accumulated depreciation	Net vessels
Balance December 31, 2014	$1,131,321	$(109,464)	$1,021,857
Additions	218,540	—	218,540
Drydock costs	1,625	—	1,625
Disposals	(267)	16	(251)
Depreciation	—	(48,844)	(48,844)

Balance December 31, 2015	$1,351,219	$(158,292)	$1,192,927

Additions	115,934	—	115,934
Drydock costs	4,258	—	4,258
Disposal	(2,498)	2,498	—
Depreciation	—	(56,230)	(56,230)

Balance December 31, 2016	$1,468,913	$(212,024)	$1,256,889

Summary of Drydocking Activity

Drydocking activity for the years ended December 31, 2016 and 2015 is summarized as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Balance at the beginning of the year	$5,267	$5,874
Costs incurred for drydocking	2,595	362
Costs allocated to drydocking as part of acquisition of business	1,663	1,263
Drydock depreciation	(2,563)	(2,232)

Balance at the end of the year	$6,962	$5,267